Note 11 - Income Taxes - Reconciliation of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Beginning balance	$ 1,088	$ 5,369
Additions based on tax positions related to the current year	0	0
Reduction for tax positions of prior years	(12)	(4,281)
Reduction for settlements	(935)	0
Expiration of applicable statute of limitations	0	0
Ending balance	$ 141	$ 1,088